Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	ALLIANCEBERNSTEIN TRUST
Central Index Key	0001129870
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

AllianceBernstein Value Fund
ALLIANCEBERNSTEIN VALUE FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 59 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 114 of the Funds' Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Value Fund (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none	none		none		none	none	none	none
[1]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Value Fund	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.12%	0.22%	0.15%	0.12%	0.24%	0.20%	0.02%
Other Expenses	0.14%	0.13%	0.13%	0.14%	0.13%	0.14%	0.14%
Total Other Expenses	0.26%	0.35%	0.28%	0.26%	0.37%	0.34%	0.16%
Total Annual Fund Operating Expenses	1.11%	1.90%	1.83%	0.81%	1.42%	1.14%	0.71%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Value Fund (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	533	593	286	83	145	116	73
After 3 Years	763	797	576	259	449	362	227
After 5 Years	1,011	1,026	990	450	776	628	395
After 10 Years	1,719	2,016	2,148	1,002	1,702	1,386	883

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein Value Fund (USD $)	CLASS B	CLASS C
After 1 Year	193	186
After 3 Years	597	576
After 5 Years	1,026	990
After 10 Years	2,016	2,148

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies, generally representing approximately 95-150 companies, with relatively large market capitalizations that the Adviser believes are undervalued. The Fund invests in companies that are determined by the Adviser to be undervalued using the fundamental value approach of the Adviser. The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability.

In selecting securities for the Fund's portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities.

The Adviser's fundamental analysis depends heavily upon its internal research staff. The research staff of company and industry analysts covers a research universe that includes the majority of the capitalization of the Russell 1000(TM) Value Index. The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The research staff focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover.

The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of exchange-traded funds ("ETFs"). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 18.19%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.16%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Total Returns AllianceBernstein Value Fund		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1]	10.00%	(4.04%)	3.80%
CLASS A Return After Taxes on Distributions	[1]	9.70%	(4.32%)	3.27%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.83%	(3.45%)	3.29%
CLASS B		10.61%	(3.34%)	3.99%
CLASS C		12.96%	(3.95%)	3.49%
ADVISOR CLASS		15.21%	(2.96%)	4.56%
CLASS R	[2]	14.46%	(3.53%)	3.94%	Nov 3, 2003
CLASS K	[2]	14.78%	(3.24%)	4.28%	Mar 1, 2005
CLASS I	[2]	15.35%	(2.84%)	4.61%	Mar 1, 2005
Russell 1000(TM) Value Index (reflects no deduction for fees, expenses or taxes)		17.51%	0.59%	7.38%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception dates: 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
AllianceBernstein Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 59 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 114 of the Funds' Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies, generally representing approximately 95-150 companies, with relatively large market capitalizations that the Adviser believes are undervalued. The Fund invests in companies that are determined by the Adviser to be undervalued using the fundamental value approach of the Adviser. The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability.

In selecting securities for the Fund's portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities.

The Adviser's fundamental analysis depends heavily upon its internal research staff. The research staff of company and industry analysts covers a research universe that includes the majority of the capitalization of the Russell 1000(TM) Value Index. The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The research staff focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover.

The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of exchange-traded funds ("ETFs"). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

		The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

		The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 18.19%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -22.16%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Value Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
After 1 Year	rr_ExpenseExampleYear01	533
After 3 Years	rr_ExpenseExampleYear03	763
After 5 Years	rr_ExpenseExampleYear05	1,011
After 10 Years	rr_ExpenseExampleYear10	1,719
2003	rr_AnnualReturn2003	29.00%
2004	rr_AnnualReturn2004	13.31%
2005	rr_AnnualReturn2005	5.45%
2006	rr_AnnualReturn2006	21.22%
2007	rr_AnnualReturn2007	(4.46%)
2008	rr_AnnualReturn2008	(41.88%)
2009	rr_AnnualReturn2009	19.06%
2010	rr_AnnualReturn2010	11.39%
2011	rr_AnnualReturn2011	(4.00%)
2012	rr_AnnualReturn2012	14.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.16%)
1 YEAR	rr_AverageAnnualReturnYear01	10.00%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(4.04%)	[1]
10 YEARS	rr_AverageAnnualReturnYear10	3.80%	[1]
AllianceBernstein Value Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.22%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
After 1 Year	rr_ExpenseExampleYear01	593
After 3 Years	rr_ExpenseExampleYear03	797
After 5 Years	rr_ExpenseExampleYear05	1,026
After 10 Years	rr_ExpenseExampleYear10	2,016
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,016
1 YEAR	rr_AverageAnnualReturnYear01	10.61%
5 YEARS	rr_AverageAnnualReturnYear05	(3.34%)
10 YEARS	rr_AverageAnnualReturnYear10	3.99%
AllianceBernstein Value Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
After 1 Year	rr_ExpenseExampleYear01	286
After 3 Years	rr_ExpenseExampleYear03	576
After 5 Years	rr_ExpenseExampleYear05	990
After 10 Years	rr_ExpenseExampleYear10	2,148
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
1 YEAR	rr_AverageAnnualReturnYear01	12.96%
5 YEARS	rr_AverageAnnualReturnYear05	(3.95%)
10 YEARS	rr_AverageAnnualReturnYear10	3.49%
AllianceBernstein Value Fund | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
After 1 Year	rr_ExpenseExampleYear01	83
After 3 Years	rr_ExpenseExampleYear03	259
After 5 Years	rr_ExpenseExampleYear05	450
After 10 Years	rr_ExpenseExampleYear10	1,002
1 YEAR	rr_AverageAnnualReturnYear01	15.21%
5 YEARS	rr_AverageAnnualReturnYear05	(2.96%)
10 YEARS	rr_AverageAnnualReturnYear10	4.56%
AllianceBernstein Value Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
After 1 Year	rr_ExpenseExampleYear01	145
After 3 Years	rr_ExpenseExampleYear03	449
After 5 Years	rr_ExpenseExampleYear05	776
After 10 Years	rr_ExpenseExampleYear10	1,702
1 YEAR	rr_AverageAnnualReturnYear01	14.46%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	(3.53%)	[4]
10 YEARS	rr_AverageAnnualReturnYear10	3.94%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003	[4]
AllianceBernstein Value Fund | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
After 1 Year	rr_ExpenseExampleYear01	116
After 3 Years	rr_ExpenseExampleYear03	362
After 5 Years	rr_ExpenseExampleYear05	628
After 10 Years	rr_ExpenseExampleYear10	1,386
1 YEAR	rr_AverageAnnualReturnYear01	14.78%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	(3.24%)	[4]
10 YEARS	rr_AverageAnnualReturnYear10	4.28%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[4]
AllianceBernstein Value Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
After 1 Year	rr_ExpenseExampleYear01	73
After 3 Years	rr_ExpenseExampleYear03	227
After 5 Years	rr_ExpenseExampleYear05	395
After 10 Years	rr_ExpenseExampleYear10	883
1 YEAR	rr_AverageAnnualReturnYear01	15.35%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	(2.84%)	[4]
10 YEARS	rr_AverageAnnualReturnYear10	4.61%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[4]
AllianceBernstein Value Fund | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.70%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(4.32%)	[1]
10 YEARS	rr_AverageAnnualReturnYear10	3.27%	[1]
AllianceBernstein Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.83%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(3.45%)	[1]
10 YEARS	rr_AverageAnnualReturnYear10	3.29%	[1]
AllianceBernstein Value Fund | Russell 1000(TM) Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	17.51%
5 YEARS	rr_AverageAnnualReturnYear05	0.59%
10 YEARS	rr_AverageAnnualReturnYear10	7.38%

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.
[4]	Inception dates: 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

AllianceBernstein Discovery Value Fund
ALLIANCEBERNSTEIN DISCOVERY VALUE FUND (FORMERLY, ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND)
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 59 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 114 of the Funds' SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Discovery Value Fund (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none	none		none		none	none	none	none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Discovery Value Fund	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.18%	0.24%	0.20%	0.18%	0.26%	0.20%	0.10%
Other Expenses	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Other Expenses	0.23%	0.29%	0.25%	0.23%	0.31%	0.25%	0.15%
Total Annual Fund Operating Expenses	1.28%	2.04%	2.00%	0.98%	1.56%	1.25%	0.90%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Discovery Value Fund (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	550	607	303	100	159	127	92
After 3 Years	814	840	627	312	493	397	287
After 5 Years	1,097	1,098	1,078	542	850	686	498
After 10 Years	1,905	2,174	2,327	1,201	1,856	1,511	1,108

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein Discovery Value Fund (USD $)	CLASS B	CLASS C
After 1 Year	207	203
After 3 Years	640	627
After 5 Years	1,098	1,078
After 10 Years	2,174	2,327

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing approximately 60-125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- to mid-capitalization companies. For purposes of this policy, small- to mid-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index.

Because the Fund's definition of small- to mid-capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. As of December 31, 2012, there were approximately 1,798 small- to mid-capitalization companies, representing a market capitalization range from approximately $30 million to approximately $10.3 billion.

The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser's fundamental value approach. In selecting securities for the Fund's portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

In selecting securities for the Fund's portfolio, the Adviser looks for companies with attractive valuation (for example, with low price to book ratios) and compelling success factors (for example, momentum and return on equity). The Adviser then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, the Adviser's fundamental research analysts focus their research on the most attractive 20% of the universe.

The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Fund to dispose of the security.

The Adviser seeks to manage overall portfolio volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Fund may favor or disfavor a particular sector compared to that universe of companies. The Fund may invest significantly in companies involved in certain sectors that constitute a material portion of the universe of small- and mid-capitalization companies, such as financial services and consumer services.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 24.44%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -25.46%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Total Returns AllianceBernstein Discovery Value Fund		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1]	13.01%	3.98%	9.91%
CLASS A Return After Taxes on Distributions	[1]	11.89%	3.54%	9.00%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.28%	3.32%	8.60%
CLASS B		13.99%	4.71%	9.98%
CLASS C		16.30%	4.16%	9.61%
ADVISOR CLASS		18.45%	5.20%	10.71%
CLASS R	[2]	17.79%	4.67%	10.20%	Nov 3, 2003
CLASS K	[2]	18.17%	4.93%	10.45%	Mar 1, 2005
CLASS I	[2]	18.53%	5.22%	10.73%	Mar 1, 2005
Russell 2500(TM) Value Index (reflects no deduction for fees, expenses or taxes)		19.21%	4.54%	10.20%
Russell 2500(TM) Index (reflects no deduction for fees, expenses or taxes)		17.88%	4.34%	10.49%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception dates: 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
AllianceBernstein Discovery Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN DISCOVERY VALUE FUND (FORMERLY, ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 59 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 114 of the Funds' SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing approximately 60-125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- to mid-capitalization companies. For purposes of this policy, small- to mid-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index.

Because the Fund's definition of small- to mid-capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. As of December 31, 2012, there were approximately 1,798 small- to mid-capitalization companies, representing a market capitalization range from approximately $30 million to approximately $10.3 billion.

The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser's fundamental value approach. In selecting securities for the Fund's portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

In selecting securities for the Fund's portfolio, the Adviser looks for companies with attractive valuation (for example, with low price to book ratios) and compelling success factors (for example, momentum and return on equity). The Adviser then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, the Adviser's fundamental research analysts focus their research on the most attractive 20% of the universe.

The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Fund to dispose of the security.

The Adviser seeks to manage overall portfolio volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Fund may favor or disfavor a particular sector compared to that universe of companies. The Fund may invest significantly in companies involved in certain sectors that constitute a material portion of the universe of small- and mid-capitalization companies, such as financial services and consumer services.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

		The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

		The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 24.44%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -25.46%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Discovery Value Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
After 1 Year	rr_ExpenseExampleYear01	550
After 3 Years	rr_ExpenseExampleYear03	814
After 5 Years	rr_ExpenseExampleYear05	1,097
After 10 Years	rr_ExpenseExampleYear10	1,905
2003	rr_AnnualReturn2003	41.92%
2004	rr_AnnualReturn2004	18.91%
2005	rr_AnnualReturn2005	7.89%
2006	rr_AnnualReturn2006	13.65%
2007	rr_AnnualReturn2007	2.32%
2008	rr_AnnualReturn2008	(34.56%)
2009	rr_AnnualReturn2009	41.81%
2010	rr_AnnualReturn2010	26.51%
2011	rr_AnnualReturn2011	(8.40%)
2012	rr_AnnualReturn2012	18.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.46%)
1 YEAR	rr_AverageAnnualReturnYear01	13.01%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.98%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	9.91%	[1]
AllianceBernstein Discovery Value Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
After 1 Year	rr_ExpenseExampleYear01	607
After 3 Years	rr_ExpenseExampleYear03	840
After 5 Years	rr_ExpenseExampleYear05	1,098
After 10 Years	rr_ExpenseExampleYear10	2,174
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,174
1 YEAR	rr_AverageAnnualReturnYear01	13.99%
5 YEARS	rr_AverageAnnualReturnYear05	4.71%
10 YEARS	rr_AverageAnnualReturnYear10	9.98%
AllianceBernstein Discovery Value Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
After 1 Year	rr_ExpenseExampleYear01	303
After 3 Years	rr_ExpenseExampleYear03	627
After 5 Years	rr_ExpenseExampleYear05	1,078
After 10 Years	rr_ExpenseExampleYear10	2,327
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,327
1 YEAR	rr_AverageAnnualReturnYear01	16.30%
5 YEARS	rr_AverageAnnualReturnYear05	4.16%
10 YEARS	rr_AverageAnnualReturnYear10	9.61%
AllianceBernstein Discovery Value Fund | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
After 1 Year	rr_ExpenseExampleYear01	100
After 3 Years	rr_ExpenseExampleYear03	312
After 5 Years	rr_ExpenseExampleYear05	542
After 10 Years	rr_ExpenseExampleYear10	1,201
1 YEAR	rr_AverageAnnualReturnYear01	18.45%
5 YEARS	rr_AverageAnnualReturnYear05	5.20%
10 YEARS	rr_AverageAnnualReturnYear10	10.71%
AllianceBernstein Discovery Value Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
After 1 Year	rr_ExpenseExampleYear01	159
After 3 Years	rr_ExpenseExampleYear03	493
After 5 Years	rr_ExpenseExampleYear05	850
After 10 Years	rr_ExpenseExampleYear10	1,856
1 YEAR	rr_AverageAnnualReturnYear01	17.79%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	4.67%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	10.20%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003	[4]
AllianceBernstein Discovery Value Fund | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
After 1 Year	rr_ExpenseExampleYear01	127
After 3 Years	rr_ExpenseExampleYear03	397
After 5 Years	rr_ExpenseExampleYear05	686
After 10 Years	rr_ExpenseExampleYear10	1,511
1 YEAR	rr_AverageAnnualReturnYear01	18.17%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	4.93%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	10.45%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[4]
AllianceBernstein Discovery Value Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	92
After 3 Years	rr_ExpenseExampleYear03	287
After 5 Years	rr_ExpenseExampleYear05	498
After 10 Years	rr_ExpenseExampleYear10	1,108
1 YEAR	rr_AverageAnnualReturnYear01	18.53%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	5.22%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	10.73%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[4]
AllianceBernstein Discovery Value Fund | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	11.89%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.54%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	9.00%	[1]
AllianceBernstein Discovery Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.28%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.32%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	8.60%	[1]
AllianceBernstein Discovery Value Fund | Russell 2500(TM) Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	19.21%
5 YEARS	rr_AverageAnnualReturnYear05	4.54%
10 YEARS	rr_AverageAnnualReturnYear10	10.20%
AllianceBernstein Discovery Value Fund | Russell 2500(TM) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	17.88%
5 YEARS	rr_AverageAnnualReturnYear05	4.34%
10 YEARS	rr_AverageAnnualReturnYear10	10.49%

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.
[4]	Inception dates: 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

AllianceBernstein International Value Fund
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 59 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 114 of the Funds' SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein International Value Fund (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none	none		none		none	none	none	none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein International Value Fund	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.28%	0.36%	0.30%	0.28%	0.26%	0.20%	0.02%
Other Expenses	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total Other Expenses	0.36%	0.44%	0.38%	0.36%	0.34%	0.28%	0.10%
Total Annual Fund Operating Expenses	1.41%	2.19%	2.13%	1.11%	1.59%	1.28%	0.85%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein International Value Fund (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	562	622	316	113	162	130	87
After 3 Years	852	885	667	353	502	406	271
After 5 Years	1,163	1,175	1,144	612	866	702	471
After 10 Years	2,044	2,346	2,462	1,352	1,889	1,545	1,049

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein International Value Fund (USD $)	CLASS B	CLASS C
After 1 Year	222	216
After 3 Years	685	667
After 5 Years	1,175	1,144
After 10 Years	2,326	2,462

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries.

The Fund invests in companies that are determined by the Adviser to be undervalued, using a fundamental value approach. In selecting securities for the Fund's portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose stocks are priced low in relation to their perceived long-term earnings power.

The Adviser's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,000 international and emerging market companies. Teams within the research staff cover a given industry worldwide to better understand each company's competitive position in a global context. The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", and enter into forward commitments.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: When the Fund borrows money or otherwise leverages its portfolio, it may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments. The Fund may create leverage through the use of reverse repurchase agreements, forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 26.75%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -28.57%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Total Returns AllianceBernstein International Value Fund		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1]	9.37%	(10.86%)	5.21%
CLASS A Return After Taxes on Distributions	[1]	9.00%	(10.98%)	4.85%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.87%	(8.70%)	4.89%
CLASS B		9.26%	(10.80%)	5.05%
CLASS C		12.30%	(10.76%)	4.90%
ADVISOR CLASS		14.49%	(9.83%)	5.97%
CLASS R	[2]	13.96%	(10.28%)	5.43%	Nov 3, 2003
CLASS K	[2]	14.36%	(10.01%)	5.75%	Mar 1, 2005
CLASS I	[2]	14.83%	(9.67%)	6.09%	Mar 1, 2005
MSCI EAFE Index (net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of U.S. withholding taxes)		17.32%	(3.69%)	8.21%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception dates are 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
AllianceBernstein International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 59 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 114 of the Funds' SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries.

The Fund invests in companies that are determined by the Adviser to be undervalued, using a fundamental value approach. In selecting securities for the Fund's portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose stocks are priced low in relation to their perceived long-term earnings power.

The Adviser's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,000 international and emerging market companies. Teams within the research staff cover a given industry worldwide to better understand each company's competitive position in a global context. The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

		The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", and enter into forward commitments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: When the Fund borrows money or otherwise leverages its portfolio, it may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments. The Fund may create leverage through the use of reverse repurchase agreements, forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

		The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 26.75%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -28.57%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein International Value Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.28%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
After 1 Year	rr_ExpenseExampleYear01	562
After 3 Years	rr_ExpenseExampleYear03	852
After 5 Years	rr_ExpenseExampleYear05	1,163
After 10 Years	rr_ExpenseExampleYear10	2,044
2003	rr_AnnualReturn2003	43.91%
2004	rr_AnnualReturn2004	24.49%
2005	rr_AnnualReturn2005	16.76%
2006	rr_AnnualReturn2006	34.18%
2007	rr_AnnualReturn2007	5.26%
2008	rr_AnnualReturn2008	(53.54%)
2009	rr_AnnualReturn2009	34.22%
2010	rr_AnnualReturn2010	3.38%
2011	rr_AnnualReturn2011	(20.20%)
2012	rr_AnnualReturn2012	14.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.57%)
1 YEAR	rr_AverageAnnualReturnYear01	9.37%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(10.86%)	[1]
10 YEARS	rr_AverageAnnualReturnYear10	5.21%	[1]
AllianceBernstein International Value Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.36%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
After 1 Year	rr_ExpenseExampleYear01	622
After 3 Years	rr_ExpenseExampleYear03	885
After 5 Years	rr_ExpenseExampleYear05	1,175
After 10 Years	rr_ExpenseExampleYear10	2,346
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,326
1 YEAR	rr_AverageAnnualReturnYear01	9.26%
5 YEARS	rr_AverageAnnualReturnYear05	(10.80%)
10 YEARS	rr_AverageAnnualReturnYear10	5.05%
AllianceBernstein International Value Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.30%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
After 1 Year	rr_ExpenseExampleYear01	316
After 3 Years	rr_ExpenseExampleYear03	667
After 5 Years	rr_ExpenseExampleYear05	1,144
After 10 Years	rr_ExpenseExampleYear10	2,462
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	667
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
1 YEAR	rr_AverageAnnualReturnYear01	12.30%
5 YEARS	rr_AverageAnnualReturnYear05	(10.76%)
10 YEARS	rr_AverageAnnualReturnYear10	4.90%
AllianceBernstein International Value Fund | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.28%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
After 1 Year	rr_ExpenseExampleYear01	113
After 3 Years	rr_ExpenseExampleYear03	353
After 5 Years	rr_ExpenseExampleYear05	612
After 10 Years	rr_ExpenseExampleYear10	1,352
1 YEAR	rr_AverageAnnualReturnYear01	14.49%
5 YEARS	rr_AverageAnnualReturnYear05	(9.83%)
10 YEARS	rr_AverageAnnualReturnYear10	5.97%
AllianceBernstein International Value Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
After 1 Year	rr_ExpenseExampleYear01	162
After 3 Years	rr_ExpenseExampleYear03	502
After 5 Years	rr_ExpenseExampleYear05	866
After 10 Years	rr_ExpenseExampleYear10	1,889
1 YEAR	rr_AverageAnnualReturnYear01	13.96%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	(10.28%)	[4]
10 YEARS	rr_AverageAnnualReturnYear10	5.43%	[4]
Since inception	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003	[4]
AllianceBernstein International Value Fund | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
After 1 Year	rr_ExpenseExampleYear01	130
After 3 Years	rr_ExpenseExampleYear03	406
After 5 Years	rr_ExpenseExampleYear05	702
After 10 Years	rr_ExpenseExampleYear10	1,545
1 YEAR	rr_AverageAnnualReturnYear01	14.36%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	(10.01%)	[4]
10 YEARS	rr_AverageAnnualReturnYear10	5.75%	[4]
Since inception	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[4]
AllianceBernstein International Value Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
After 1 Year	rr_ExpenseExampleYear01	87
After 3 Years	rr_ExpenseExampleYear03	271
After 5 Years	rr_ExpenseExampleYear05	471
After 10 Years	rr_ExpenseExampleYear10	1,049
1 YEAR	rr_AverageAnnualReturnYear01	14.83%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	(9.67%)	[4]
10 YEARS	rr_AverageAnnualReturnYear10	6.09%	[4]
Since inception	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[4]
AllianceBernstein International Value Fund | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.00%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(10.98%)	[1]
10 YEARS	rr_AverageAnnualReturnYear10	4.85%	[1]
AllianceBernstein International Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.87%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(8.70%)	[1]
10 YEARS	rr_AverageAnnualReturnYear10	4.89%	[1]
AllianceBernstein International Value Fund | MSCI EAFE Index (net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of U.S. withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	17.32%
5 YEARS	rr_AverageAnnualReturnYear05	(3.69%)
10 YEARS	rr_AverageAnnualReturnYear10	8.21%

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.
[4]	Inception dates are 11/3/03 for Class R shares, and 3/1/05 for Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

AllianceBernstein Global Value Fund
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 59 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 114 of the Funds' SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Global Value Fund (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none	none		none		none	none	none	none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Global Value Fund		CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.21%	0.32%	0.25%	0.21%	0.23%	0.19%	0.04%
Other Expenses: Interest Expense		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	none
Other Expenses		0.89%	0.88%	0.88%	0.88%	0.86%	0.91%	0.64%
Total Other Expenses		1.11%	1.21%	1.14%	1.10%	1.10%	1.11%	0.68%
Total Annual Fund Operating Expenses	[1][2]	2.16%	2.96%	2.89%	1.85%	2.35%	2.11%	1.43%
[1]	If interest expense were excluded, net expenses would be as follows: CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I ----- 2.15% 2.95% 2.88% 1.84% 2.34% 2.10% 1.43%
[2]	Including Interest Expense

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Global Value Fund (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	635	699	392	188	238	214	146
After 3 Years	1,072	1,115	895	582	733	661	452
After 5 Years	1,535	1,557	1,523	1,001	1,255	1,134	782
After 10 Years	2,812	3,092	3,214	2,169	2,686	2,441	1,713

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption AllianceBernstein Global Value Fund (USD $)	CLASS B	CLASS C
After 1 Year	299	292
After 3 Years	915	895
After 5 Years	1,557	1,523
After 10 Years	3,092	3,214

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries, including the United States. Under normal circumstances, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. The Fund normally invests in companies in at least three countries, generally including the United States. Other such countries currently include the developed nations in Europe and the Far East, Canada, Australia, and emerging market countries worldwide.

The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser's fundamental value approach. In selecting securities for the Fund's portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

The Adviser's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,700 U.S., international and emerging market companies. Teams within the research staff cover a given industry worldwide to better understand each company's competitive position in a global context. The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", and enter into forward commitments.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: When the Fund borrows money or otherwise leverages its portfolio, it may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments. The Fund may create leverage through the use of reverse repurchase agreements, forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 23.24%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -28.78%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Total Returns AllianceBernstein Global Value Fund		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A	[1]	7.93%	(9.03%)	3.86%
CLASS A Return After Taxes on Distributions	[1]	7.74%	(9.28%)	3.33%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	5.40%	(7.42%)	3.58%
CLASS B		7.76%	(8.98%)	3.69%
CLASS C		10.82%	(8.92%)	3.56%
ADVISOR CLASS		13.07%	(7.96%)	4.62%
CLASS R	[2]	12.41%	(8.47%)	4.06%	Mar 1, 2005
CLASS K	[2]	12.76%	(8.22%)	4.32%	Mar 1, 2005
CLASS I	[2]	13.15%	(7.86%)	4.70%	Mar 1, 2005
MSCI World Index (net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of U.S. withholding taxes)		15.83%	(1.18%)	7.51%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception dates: 3/1/05 for Class R, Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
AllianceBernstein Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN GLOBAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 59 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 114 of the Funds' SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries, including the United States. Under normal circumstances, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. The Fund normally invests in companies in at least three countries, generally including the United States. Other such countries currently include the developed nations in Europe and the Far East, Canada, Australia, and emerging market countries worldwide.

The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser's fundamental value approach. In selecting securities for the Fund's portfolio, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

The Adviser's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,700 U.S., international and emerging market companies. Teams within the research staff cover a given industry worldwide to better understand each company's competitive position in a global context. The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

		The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities", and enter into forward commitments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: When the Fund borrows money or otherwise leverages its portfolio, it may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's investments. The Fund may create leverage through the use of reverse repurchase agreements, forward commitments, or by borrowing money.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

		The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 23.24%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -28.78%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
AllianceBernstein Global Value Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.89%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses Including Interest Expense	rr_ExpensesOverAssets	2.16%	[1],[2]
After 1 Year	rr_ExpenseExampleYear01	635
After 3 Years	rr_ExpenseExampleYear03	1,072
After 5 Years	rr_ExpenseExampleYear05	1,535
After 10 Years	rr_ExpenseExampleYear10	2,812
2003	rr_AnnualReturn2003	34.86%
2004	rr_AnnualReturn2004	18.28%
2005	rr_AnnualReturn2005	14.57%
2006	rr_AnnualReturn2006	26.88%
2007	rr_AnnualReturn2007	1.16%
2008	rr_AnnualReturn2008	(52.47%)
2009	rr_AnnualReturn2009	33.21%
2010	rr_AnnualReturn2010	8.36%
2011	rr_AnnualReturn2011	(15.90%)
2012	rr_AnnualReturn2012	12.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.78%)
1 YEAR	rr_AverageAnnualReturnYear01	7.93%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	(9.03%)	[3]
10 YEARS	rr_AverageAnnualReturnYear10	3.86%	[3]
AllianceBernstein Global Value Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.32%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.88%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	1.21%
Total Annual Fund Operating Expenses Including Interest Expense	rr_ExpensesOverAssets	2.96%	[1],[2]
After 1 Year	rr_ExpenseExampleYear01	699
After 3 Years	rr_ExpenseExampleYear03	1,115
After 5 Years	rr_ExpenseExampleYear05	1,557
After 10 Years	rr_ExpenseExampleYear10	3,092
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	299
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	915
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,557
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,092
1 YEAR	rr_AverageAnnualReturnYear01	7.76%
5 YEARS	rr_AverageAnnualReturnYear05	(8.98%)
10 YEARS	rr_AverageAnnualReturnYear10	3.69%
AllianceBernstein Global Value Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.88%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses Including Interest Expense	rr_ExpensesOverAssets	2.89%	[1],[2]
After 1 Year	rr_ExpenseExampleYear01	392
After 3 Years	rr_ExpenseExampleYear03	895
After 5 Years	rr_ExpenseExampleYear05	1,523
After 10 Years	rr_ExpenseExampleYear10	3,214
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	292
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	895
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,523
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,214
1 YEAR	rr_AverageAnnualReturnYear01	10.82%
5 YEARS	rr_AverageAnnualReturnYear05	(8.92%)
10 YEARS	rr_AverageAnnualReturnYear10	3.56%
AllianceBernstein Global Value Fund | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.88%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses Including Interest Expense	rr_ExpensesOverAssets	1.85%	[1],[2]
After 1 Year	rr_ExpenseExampleYear01	188
After 3 Years	rr_ExpenseExampleYear03	582
After 5 Years	rr_ExpenseExampleYear05	1,001
After 10 Years	rr_ExpenseExampleYear10	2,169
1 YEAR	rr_AverageAnnualReturnYear01	13.07%
5 YEARS	rr_AverageAnnualReturnYear05	(7.96%)
10 YEARS	rr_AverageAnnualReturnYear10	4.62%
AllianceBernstein Global Value Fund | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.23%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.86%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses Including Interest Expense	rr_ExpensesOverAssets	2.35%	[1],[2]
After 1 Year	rr_ExpenseExampleYear01	238
After 3 Years	rr_ExpenseExampleYear03	733
After 5 Years	rr_ExpenseExampleYear05	1,255
After 10 Years	rr_ExpenseExampleYear10	2,686
1 YEAR	rr_AverageAnnualReturnYear01	12.41%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	(8.47%)	[6]
10 YEARS	rr_AverageAnnualReturnYear10	4.06%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[6]
AllianceBernstein Global Value Fund | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.91%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses Including Interest Expense	rr_ExpensesOverAssets	2.11%	[1],[2]
After 1 Year	rr_ExpenseExampleYear01	214
After 3 Years	rr_ExpenseExampleYear03	661
After 5 Years	rr_ExpenseExampleYear05	1,134
After 10 Years	rr_ExpenseExampleYear10	2,441
1 YEAR	rr_AverageAnnualReturnYear01	12.76%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	(8.22%)	[6]
10 YEARS	rr_AverageAnnualReturnYear10	4.32%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[6]
AllianceBernstein Global Value Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.64%
Other Expenses: Interest Expense	rr_Component3OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses Including Interest Expense	rr_ExpensesOverAssets	1.43%	[1],[2]
After 1 Year	rr_ExpenseExampleYear01	146
After 3 Years	rr_ExpenseExampleYear03	452
After 5 Years	rr_ExpenseExampleYear05	782
After 10 Years	rr_ExpenseExampleYear10	1,713
1 YEAR	rr_AverageAnnualReturnYear01	13.15%	[6]
5 YEARS	rr_AverageAnnualReturnYear05	(7.86%)	[6]
10 YEARS	rr_AverageAnnualReturnYear10	4.70%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[6]
AllianceBernstein Global Value Fund | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.74%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	(9.28%)	[3]
10 YEARS	rr_AverageAnnualReturnYear10	3.33%	[3]
AllianceBernstein Global Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.40%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	(7.42%)	[3]
10 YEARS	rr_AverageAnnualReturnYear10	3.58%	[3]
AllianceBernstein Global Value Fund | MSCI World Index (net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of U.S. withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.83%
5 YEARS	rr_AverageAnnualReturnYear05	(1.18%)
10 YEARS	rr_AverageAnnualReturnYear10	7.51%

[1]	If interest expense were excluded, net expenses would be as follows: CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I ----- 2.15% 2.95% 2.88% 1.84% 2.34% 2.10% 1.43%
[2]	Including Interest Expense
[3]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares, the CDSC is 0% after the first year.
[6]	Inception dates: 3/1/05 for Class R, Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013